Earnings per Share - Summary Of Detailed Information Of Diluted Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 1,271,395	₩ 683,956	₩ 544,093
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 1,147,594	₩ 816,582	₩ 316,640
Adjusted weighted average number of common shares outstanding	332,917,848	364,041,895
Continuing operation	₩ 3,613	₩ 1,741	₩ 1,469
Parent Company [Member]
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 1,202,754	₩ 633,813	₩ 529,333
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 1,190,003	₩ 855,773	₩ 344,598
Adjusted weighted average number of common shares outstanding	332,917,848	364,041,895
Continuing operation	₩ 3,613	₩ 1,741
Discontinued operation	₩ 3,574	₩ 2,351